Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments
Financial Instruments

(30)    Financial Instruments

Classification

Disclosure of financial instruments by nature, category and fair value is as follows:

	Thousand of Euros
	31/12/2019
	Carrying amount						Fair Value
	Financial assets	Financial assets	Financial	Financial	Other
	at amortised	at FV to	assets at FV	liabilities at	financial
	costs	profit or loss	to OCI	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	—	—	—	7	7	—	—	7
Current Financial derivatives	—	1,716,738	—	—	—	1,716,738	—	—	1,716,738	1,716,738
Trade receivables	—	—	298,346	—	—	298,346	—	298,346	—	298,346
Financial assets measured at fair value	—	1,716,745	298,346	—	—	2,015,091

Non-current financial assets	138,923	—	—	—	—	138,923
Other current financial assets	12,188	—	—	—	—	12,188
Trade and other receivables	153,960	—	—	—	—	153,960
Cash and cash equivalents	741,982	—	—	—	—	741,982
Financial assets not measured at fair value	1,047,053	—	—	—	—	1,047,053

Senior Unsecured Notes	—	—	—	(2,576,935)	—	(2,576,935)	(2,749,557)	—	—	(2,749,557)
Promissory Notes	—	—	—	(100,267)	—	(100,267)
Senior secured debt	—	—	—	(3,286,889)	—	(3,286,889)	—	(3,623,233)	—	(3,623,233)
Other bank loans	—	—	—	(400,850)	—	(400,850)
Finance lease payables	—	—	—	(740,690)	—	(740,690)
Other financial liabilities	—	—	—	(101,749)	—	(101,749)
Debts with associates	—	—	—	(1,258)	—	(1,258)
Other non-current debts	—	—	—	—	(983)	(983)
Trade and other payables	—	—	—	(747,514)	—	(747,514)
Other current liabilities	—	—	—	—	(197,399)	(197,399)
Financial liabilities not measured at fair value	—	—	—	(7,956,152)	(198,382)	(8,154,534)
	1,047,053	1,716,745	298,346	(7,956,152)	(198,382)	(5,092,390)

The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

	Thousand of Euros
	31/12/2020
	Carrying amount						Fair Value
	Financial assets	Financial assets	Financial	Financial	Other
	at amortised	at FV to	assets at FV	liabilities at	financial
	costs	profit or loss	to OCI	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	1,128	1,880	—	—	3,008	1,128	—	1,880	3,008
Trade receivables	—	—	308,485	—	—	308,485	—	308,485	—	308,485
Financial assets measured at fair value	—	1,128	310,365	—	—	311,493

Non-current financial assets	195,149	—	—	—	—	195,149
Other current financial assets	11,118	—	—	—	—	11,118
Trade and other receivables	147,108	—	—	—	—	147,108
Cash and cash equivalents	579,647	—	—	—	—	579,647
Financial assets not measured at fair value	933,022	—	—	—	—	933,022

Senior Unsecured & Secured Notes	—	—	—	(2,601,479)	—	(2,601,479)	(2,705,437)	—	—	(2,705,437)
Promissory Notes	—	—	—	(111,622)	—	(111,622)
Senior secured debt	—	—	—	(3,110,298)	—	(3,110,298)	—	(3,358,729)	—	(3,358,729)
Other bank loans	—	—	—	(354,501)	—	(354,501)
Lease liabilities	—	—	—	(733,499)	—	(733,499)
Other financial liabilities	—	—	—	(115,313)	—	(115,313)
Other non-current debts	—	—	—	—	(16,391)	(16,391)
Trade and other payables	—	—	—	(742,707)	—	(742,707)
Other current liabilities	—	—	—	—	(153,162)	(153,162)
Financial liabilities not measured at fair value	—	—	—	(7,769,419)	(169,553)	(7,938,972)
	933,022	1,128	310,365	(7,769,419)	(169,553)	(6,694,457)

The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

Credit risk

(a)Exposure to credit risk

The carrying amount of financial assets represents the maximum exposure to credit risk. At 31 December 2020 and 2019 the maximum level of exposure to credit risk is as follows:

		Thousands of Euros
Carrying amount	Note	31/12/2020	31/12/2019

Non-current financial assets	12	198,157	138,930
Other current financial assets	12	11,118	1,728,926
Trade receivables	14	383,233	369,797
Other receivables	14	24,377	29,267
Cash and cash equivalents	15	579,647	741,982
		1,196,532	3,008,902

The maximum level of exposure to risk associated with receivables at 31 December 2020 and 2019, by geographical area, is as follows.

	Thousands of Euros
Carrying amount	31/12/2020	31/12/2019

Spain	62,358	58,363
EU countries	84,962	44,887
United States of America	157,395	171,345
Other European countries	10,525	13,485
Other regions	92,370	110,984
	407,610	399,064

(b)Impairment losses

A breakdown of the trade and other receivables net of the bad debt provision by ageing as of 31 December 2019 is as follows:

	Thousands of Euros
				Total net trade
		Total gross carrying		receivable third
	ECL Rate	amount	Provision	party
not matured	0.19%	285,942	(585)	285,357
Past due 0-30 days	0.19%	48,212	(57)	48,155
Past due 31-60 days	0.62%	15,831	(101)	15,730
Past due 61-90 days	2.03%	10,364	(156)	10,208
Past due 91-180 days	3.01%	8,606	(243)	8,363
Past due 181-365 days	8.52%	2,216	(232)	1,984
More than one year	100.00%	3,056	(3,056)	—
Customers with objective evidence of impairment		17,861	(17,861)	—
		392,088	(22,291)	369,797

A breakdown of the trade and other receivables net of the bad debt provision by seniority at 31 December 2020 is as follows:

	Thousands of Euros
				Total net trade
		Total gross carrying		receivable third
	ECL Rate	amount	Provision	party
Not matured	0.19%	283,612	(515)	283,097
Past due 0-30 days	0.19%	34,282	(54)	34,228
Past due 31-60 days	0.62%	9,157	(57)	9,100
Past due 61-90 days	2.03%	6,155	(125)	6,030
Past due 91-180 days	3.01%	16,546	(211)	16,335
Past due 181-365 days	8.52%	34,768	(325)	34,443
More than one year	100.00%	4,861	(4,861)	—
Customers with objective evidence of impairment		16,837	(16,837)	—
		406,218	(22,985)	383,233

Unimpaired receivables that are past due mainly relate to public entities.

Movement in the bad debt provision was as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018

Opening balance	22,291	20,531	19,706
Net charges for the year	2,436	4,971	6,443
Net cancellations for the year	(124)	(3,142)	(5,650)
Transfers	(29)	(19)	—
Translation differences	(1,589)	(50)	32
Closing balance	22,985	22,291	20,531

An analysis of the concentration of credit risk is provided in note 5 (a).

Liquidity risk

The management of the liquidity risk is explained in note 5.

Details of the contractual maturity dates of financial liabilities including committed interest calculated using interest rate forward curves are as follows:

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Note	31/12/19	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	21	3,687,739	4,826,286	204,851	100,083	183,525	715,443	3,622,384
Other financial liabilities	21	101,749	101,749	21,000	20,708	50,646	7,416	1,979
Bonds and other marketable securities	21	2,677,202	3,167,075	128,606	32,016	64,031	2,137,772	804,650
Finance lease payables	21	740,690	740,690	22,334	22,130	41,444	155,300	499,482
Debts with associates	31	1,258	1,258	—	1,258	—	—	—
Payable to suppliers	22	581,882	581,882	581,867	15	—	—	—
Other current liabilities	23	22,320	22,320	21,612	708	—	—	—

Total		7,812,840	9,441,260	980,270	176,918	339,646	3,015,931	4,928,495

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Note	31/12/19	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	21	3,464,799	4,176,075	190,659	89,704	134,789	502,605	3,258,318
Other financial liabilities	21	115,313	115,314	103,397	1,645	3,372	5,515	1,385
Bonds and other marketable securities	21	2,713,101	3,119,194	144,756	32,016	64,031	2,091,066	787,325
Lease liabilities	21	733,499	733,499	21,896	20,746	40,961	158,032	491,864
Payable to suppliers	22	601,618	601,618	601,585	33	—	—	—
Other current liabilities	23	31,190	31,190	30,369	821	—	—	—

Total		7,659,520	8,776,890	1,092,662	144,965	243,153	2,757,218	4,538,892

Currency risk

The Group’s exposure to currency risk is as follows:

	Thousands of Euros
	31/12/2019
	Euros (*)	Dollars (**)
Trade receivables	4,978	29,022
Receivables from Group companies	101,685	3,829
Loans to Group companies	16,053	595
Cash and cash equivalents	(8,603)	1,698
Trade payables	(18,908)	(13,826)
Payables to Group companies	(75,435)	(93,713)
Loans from Group companies	(42,388)	(4,151)
Bank loans	(63,750)	—

Balance sheet exposure	(86,368)	(76,546)

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2020
	Euros (*)	Dollars (**)
Trade receivables	1,468	19,938
Receivables from Group companies	112,442	6,140
Loans to Group companies	221,135	55
Cash and cash equivalents	35,034	416
Trade payables	(46,318)	(10,822)
Payables to Group companies	(61,421)	(72,693)
Loans from Group companies	(18,391)	(1,726)
Bank loans	(53,125)	—

Balance sheet exposure	190,824	(58,692)

(*)Balances in Euros in subsidiaries with US Dollars functional currency

(**)Balances in US Dollars in subsidiaries with Euros functional currency

The most significant exchange rates applied at 2020 and 2019 year ends are as follows:

	Closing exchange rate
Euros	31/12/2020	31/12/2019

US Dollars	1.2234	1.1225

A sensitivity analysis for foreign exchange fluctuations is as follows:

Had the US Dollar strengthened by 10% against the Euro at 31 December 2020, equity would have increased by Euros 750,646 thousand (Euros 799,565 thousand at 31 December 2019) and profit due to foreign exchange differences would have increased by Euros 13,213 thousand (would have decreased by Euros 16,291 thousand at 31 December 2019). This analysis assumes that all other variables are held constant, especially that interest rates remain constant.

A  10% weakening of the US Dollar against the Euro at 31 December 2020 and 2019 would have had the opposite effect for the amounts shown above, all other variables being held constant.

Interest rate risk

(a)Interest-rate profile

To date, the profile of interest on interest-bearing financial instruments is as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Fixed-interest financial instruments
Financial liabilities	(2,887,500)	(2,908,750)
	(2,887,500)	(2,908,750)
Variable-interest financial instruments
Financial liabilities	(3,369,451)	(3,587,171)
	(3,369,451)	(3,587,171)
	(6,256,951)	(6,495,921)

(b)Sensitivity analysis

If the interest rate had been 100 basis points higher at 31 December 2020, the interest expense would have increased by Euros 36,153 thousand. As the Group does not have any hedging derivatives in place, the net effect on cash interest payments would have increased by the same amount.

If the interest rate had been 100 basis points higher at 31 December 2019, the interest expense would have increased by Euros 51,412 thousand. As the Group does not have any hedging derivatives in place, the net effect on cash interest payments would have increased by the same amount.